Leases - Amounts recognised in profit or loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Leases
Depreciation expense on right of use assets	$ 378	$ 148
Interest on lease liabilities	46	26
Total	$ 424	$ 174